UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

Capital Income Builder®
Investment portfolio

January 31, 2007
unaudited

Common stocks — 68.46%	Shares	Market value (000)

FINANCIALS — 19.33%
Citigroup Inc.	14,960,000	$824,745
Banco Santander Central Hispano, SA1	43,112,614	819,362
Société Générale[1]	4,398,870	775,376
Fannie Mae	12,900,000	729,237
HSBC Holdings PLC (Hong Kong)[1]	24,494,897	447,847
HSBC Holdings PLC (United Kingdom)[1]	14,158,402	256,899
Bank of America Corp.	12,867,340	676,565
BNP Paribas[1]	5,320,270	596,506
Freddie Mac	8,900,000	577,877
Washington Mutual, Inc.	12,000,000	535,080
National City Corp.	12,596,800	476,789
ING Groep NV1	9,866,216	430,744
iStar Financial, Inc.[2]	8,110,500	406,742
Banco Itaú Holding Financeira SA, preferred nominative	9,655,200	357,010
Danske Bank A/S1	7,641,000	352,194
Hypo Real Estate Holding AG1	5,209,492	343,895
Commerzbank U.S. Finance, Inc.[1]	8,065,000	341,789
Fortis[1]	7,420,000	312,811
AXA SA1	6,983,333	295,805
Lloyds TSB Group PLC[1]	25,235,000	288,978
St. George Bank Ltd.[1]	10,859,601	280,043
Health Care Property Investors, Inc.	6,558,132	270,523
Sun Hung Kai Properties Ltd.[1]	19,622,000	239,164
Royal Bank of Canada	5,133,300	237,625
DnB NOR ASA[1]	15,660,600	235,749
Regions Financial Corp.	6,248,050	226,554
Wells Fargo & Co.	6,070,000	218,034
CapitaMall Trust Management Ltd., units[1,2]	100,628,470	212,288
Westfield Group[1]	12,223,198	211,522
Equity Residential, shares of beneficial interest	3,750,500	211,078
Bank of Nova Scotia	4,847,200	208,600
UniCredito Italiano SpA[1]	22,480,000	208,456
Irish Life & Permanent PLC[1]	7,713,949	206,718
Hang Lung Properties Ltd.[1]	71,649,100	195,427
UBS AG1	3,016,620	189,257
Archstone-Smith Trust	2,915,000	184,257
J.P. Morgan Chase & Co.	3,500,000	178,255
EFG Eurobank Ergasias SA1	4,099,098	160,799
Swire Pacific Ltd., Class A1	12,950,000	149,350
Westpac Banking Corp.[1]	7,500,000	146,158
Credit Suisse Group[1]	2,041,000	144,523
Chinatrust Financial Holding Co., Ltd.[1]	165,157,759	139,107
Cathay Financial Holding Co., Ltd.[1]	60,000,344	133,549
Weingarten Realty Investors	2,634,750	130,447
Brandywine Realty Trust	3,690,370	128,646
Banco Bilbao Vizcaya Argentaria, SA1	5,000,000	124,473
CapitaCommercial Trust Management Ltd.[1]	65,488,100	114,694
ProLogis, shares of beneficial interest	1,750,000	113,750
Siam Commercial Bank PCL[1]	65,552,400	113,506
Suntec Real Estate Investment Trust[1,2]	92,244,000	111,017
Ascendas Real Estate Investment Trust[1,2]	66,713,600	107,719
Marsh & McLennan Companies, Inc.	3,600,000	106,200
United Overseas Bank Ltd.[1]	7,108,000	88,118
Bank of New York Co., Inc.	2,040,000	81,620
Hongkong Land Holdings Ltd.[1]	17,107,600	76,162
ABN AMRO Holding NV1	2,350,000	75,469
Kimco Realty Corp.	1,500,000	74,400
AMB Property Corp.	1,175,000	71,499
KeyCorp	1,860,000	70,996
KBC Groupe SA1	525,000	66,077
Link REIT[1]	27,883,000	65,630
United Bankshares, Inc.	1,775,000	64,823
Hospitality Properties Trust	1,230,000	60,024
Macquarie International Infrastructure Fund Ltd.[1,2]	83,170,000	55,754
FirstMerit Corp.	2,444,493	55,050
St. Paul Travelers Companies, Inc.	1,075,000	54,664
XL Capital Ltd., Class A	642,800	44,353
GuangZhou R&F Properties Co., Ltd., Class H1	21,142,000	40,828
Fortune Real Estate Investment Trust[1,2]	52,408,500	39,735
Lincoln National Corp.	541,500	36,356
Arthur J. Gallagher & Co.	1,081,300	31,001
Mapletree Logistics Trust[1]	26,730,000	21,642
Mapletree Logistics Trust[1,3]	4,000,000	3,239
Allco Commercial REIT[1,2]	32,100,000	23,203
Public Financial Holdings Ltd.[1]	26,009,000	22,083
Shanghai Forte Land Co., Ltd., Class H1	57,180,000	21,235
Mercury General Corp.	400,000	20,864
TICON Industrial Connection PCL[1,2]	40,873,200	19,951
TICON Industrial Connection PCL, nonvoting depositary receipt[1,2]	1,077,800	526
Prosperity REIT[1,2]	81,325,000	17,914
		16,786,955

UTILITIES — 9.30%
E.ON AG1	10,460,000	1,420,294
Veolia Environnement[1]	12,546,100	881,258
Exelon Corp.	13,485,000	808,965
RWE AG1	4,815,000	502,852
Dominion Resources, Inc.	5,844,490	484,859
Gas Natural SDG, SA1	10,120,000	403,868
Electricité de France SA1	5,381,000	376,064
FirstEnergy Corp.	5,010,500	297,273
Southern Co.	7,455,000	272,331
National Grid PLC[1]	14,677,346	221,480
PPL Corp.	5,840,000	207,904
Ameren Corp.	3,479,120	184,776
Hongkong Electric Holdings Ltd.[1]	35,750,000	176,689
Public Service Enterprise Group Inc.	2,386,300	159,954
Edison International	3,000,000	134,940
Scottish Power PLC[1]	9,008,729	131,973
Xcel Energy Inc.	5,516,000	128,688
Northeast Utilities	4,645,000	128,434
DTE Energy Co.	2,750,000	127,517
SP AusNet[1,2]	107,253,698	116,970
FPL Group, Inc.	2,000,000	113,300
Energy East Corp.	3,880,000	93,197
Consolidated Edison, Inc.	1,650,000	79,662
Equitable Resources, Inc.	1,780,000	76,985
Cheung Kong Infrastructure Holdings Ltd.[1]	21,196,000	76,679
Scottish and Southern Energy PLC[1]	2,400,000	70,473
Entergy Corp.	752,500	69,870
Progress Energy, Inc.	1,200,000	57,048
KeySpan Corp.	1,390,000	56,712
NiSource Inc.	2,289,307	54,485
Duke Energy Corp.	2,677,640	52,723
Pinnacle West Capital Corp.	738,200	36,017
American Electric Power Co., Inc.	684,600	29,801
United Utilities PLC[1]	1,666,666	24,984
Hong Kong and China Gas Co. Ltd.[1]	7,800,000	17,370
		8,076,395

TELECOMMUNICATION SERVICES — 8.41%
AT&T Inc.	61,960,927	2,331,590
Koninklijke KPN NV1	63,112,900	909,301
Verizon Communications Inc.	20,945,000	806,801
France Télécom SA1	18,968,000	525,955
Telefónica, SA1	23,295,000	509,804
Chunghwa Telecom Co., Ltd. (ADR)	11,521,512	238,611
Chunghwa Telecom Co., Ltd.[1]	79,914,960	153,519
Embarq Corp.	6,500,000	360,815
Telekomunikacja Polska SA1	33,779,800	289,261
TeliaSonera AB1	24,898,500	199,678
Vodafone Group PLC[1]	68,350,000	199,238
Singapore Telecommunications Ltd.[1]	74,337,500	170,626
Telecom Corp. of New Zealand Ltd.[1]	42,698,465	145,926
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	118,300,000	123,570
Belgacom SA1	2,030,800	91,955
BT Group PLC[1]	10,000,000	60,237
Advanced Info Service PCL[1]	27,980,000	60,123
Philippine Long Distance Telephone Co.[1]	1,053,250	56,396
Far EasTone Telecommunications Co., Ltd.[1]	32,178,000	36,397
SK Telecom Co., Ltd. (ADR)	1,400,000	33,250
		7,303,053

CONSUMER STAPLES — 5.24%
Altria Group, Inc.	13,575,500	1,186,363
UST Inc.[2]	8,178,000	469,744
Diageo PLC[1]	22,290,000	433,722
Nestlé SA1	1,150,000	421,133
H.J. Heinz Co.	8,460,000	398,635
Reynolds American Inc.	5,380,000	347,010
Foster’s Group Ltd.[1]	47,374,500	248,474
Imperial Tobacco Group PLC[1]	5,790,000	236,172
Kellogg Co.	4,255,000	209,644
Coca-Cola Co.	2,625,000	125,685
ConAgra Foods, Inc.	4,750,000	122,122
Gallaher Group PLC[1]	4,980,329	110,899
Unilever NV1	3,280,800	87,169
Sara Lee Corp.	4,200,000	72,030
Unilever PLC[1]	2,025,000	55,027
Lion Nathan Ltd.[1]	4,431,066	28,556
		4,552,385

INDUSTRIALS — 5.09%
General Electric Co.	22,095,000	796,525
Macquarie Infrastructure Group[1,2]	141,043,605	400,985
Siemens AG1	3,525,000	387,532
Macquarie Airports[1,2]	107,363,105	296,771
Brisa Auto-Estradas de Portugal SA1	21,571,000	267,388
Volvo AB, Class B1	2,908,400	214,207
Singapore Technologies Engineering Ltd.[1]	91,974,000	200,015
Emerson Electric Co.	3,720,000	167,288
GS Engineering & Construction Corp.[1]	2,000,000	166,507
Abertis Infraestructuras SA, Class A1	5,262,100	150,777
Geberit AG1	82,350	138,933
Stagecoach Group PLC[1]	46,814,168	138,852
Uponor Oyj[1]	3,480,000	135,809
Koninklijke BAM Groep NV1	6,100,695	126,246
Waste Management, Inc.	2,600,000	98,748
Leighton Holdings Ltd.[1]	5,347,000	91,485
Transport International Holdings Ltd.[1]	16,026,400	90,921
ComfortDelGro Corp. Ltd.[1]	67,824,451	80,375
Sandvik AB1	4,875,000	78,128
Singapore Post Private Ltd.[1]	95,685,000	72,630
SMRT Corp. Ltd.[1]	73,763,000	71,092
Qantas Airways Ltd.[1]	15,052,744	63,055
Spirax-Sarco Engineering PLC[1]	3,336,391	60,144
Seco Tools AB, Class B1	2,525,000	45,172
SembCorp Marine Ltd.[1]	11,725,000	25,803
Fong’s Industries Co. Ltd.[1,2]	36,590,000	25,356
Hong Kong Aircraft Engineering Co. Ltd.[1]	1,232,400	18,160
Macquarie Infrastructure Company Trust	339,100	12,435
		4,421,339

ENERGY — 4.57%
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	466,011
Royal Dutch Shell PLC, Class B1	6,997,187	235,095
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	126,362
Royal Dutch Shell PLC, Class A1	3,055,000	103,086
Husky Energy Inc.	8,065,000	516,037
Chevron Corp.	7,055,300	514,190
ENI SpA[1]	12,675,000	408,120
Norsk Hydro ASA[1]	11,470,000	369,948
ConocoPhillips	5,016,000	333,113
SBM Offshore NV1,2	8,335,188	293,244
Repsol YPF, SA1	6,856,000	225,166
Marathon Oil Corp.	1,250,000	112,925
PTT Exploration and Production PCL[1]	33,525,000	91,631
TOTAL SA1	694,000	46,769
TOTAL SA (ADR)	600,000	40,830
Enbridge Inc.	2,523,468	81,962
		3,964,489

MATERIALS — 4.28%
Bayer AG1	7,912,000	$466,568
China Steel Corp.[1]	442,281,115	457,142
Arcelor Mittal, Class A1	7,730,000	362,192
POSCO[1]	825,000	290,345
Weyerhaeuser Co.	2,465,900	184,943
Gujarat Ambuja Cements Ltd.[1]	56,000,000	175,152
Fletcher Building Ltd.[1]	21,176,596	168,390
Norske Skogindustrier ASA[1]	8,239,285	151,636
BlueScope Steel Ltd.[1]	22,025,000	147,920
Taiwan Cement Corp.[1]	141,442,570	121,267
Koninklijke DSM NV1	2,330,000	115,514
Lyondell Chemical Co.	3,600,000	113,832
Dow Chemical Co.	2,500,000	103,850
Stora Enso Oyj, Class R1	6,000,000	100,360
RPM International, Inc.	4,300,900	99,910
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	92,667
Taiwan Fertilizer Co., Ltd.[1,2]	51,450,000	92,175
Packaging Corp. of America	3,905,000	89,190
UPM-Kymmene Corp.[1]	3,100,000	79,726
Worthington Industries, Inc.	3,639,800	69,811
PaperlinX Ltd.[1,2]	22,547,000	62,187
Compass Minerals International, Inc.	1,550,000	48,097
AngloGold Ashanti Ltd.[1]	987,000	46,610
Boral Ltd.[1]	6,013,024	37,405
Temple-Inland Inc.	472,860	23,615
Hung Hing Printing Group Ltd.[1]	29,024,000	16,383
		3,716,887

CONSUMER DISCRETIONARY — 3.82%
Renault SA1	3,756,000	465,863
Greek Organization of Football Prognostics SA1	10,207,040	382,607
Genuine Parts Co.	5,905,000	280,606
Esprit Holdings Ltd.[1]	25,015,000	255,591
Mediaset SpA[1]	17,700,000	213,213
DSG International PLC[1]	54,809,561	181,415
Kingfisher PLC[1]	37,845,000	178,189
William Hill PLC[1]	13,037,970	164,809
Shangri-La Asia Ltd.[1]	54,762,000	148,010
Vivendi SA1	3,000,000	123,687
Macquarie Communications Infrastructure Group[1,2]	25,667,933	121,504
Greene King PLC[1]	3,927,110	83,103
Ruby Tuesday, Inc.	2,860,000	81,825
Schibsted ASA[1]	1,907,400	79,346
Intercontinental Hotels Group PLC[1]	2,874,292	72,004
SanomaWSOY Oyj, Class B1	2,250,000	65,150
Samson Holding Ltd.[1]	109,290,000	58,922
British Sky Broadcasting Group PLC[1]	4,665,000	49,965
Hyundai Motor Co., nonvoting preferred, Series 2[1]	1,130,000	46,646
ServiceMaster Co.	3,504,500	45,734
Ekornes ASA[1]	1,830,425	43,789
General Motors Corp.	1,300,000	42,692
Ladbrokes PLC[1]	4,200,000	36,123
Kesa Electricals PLC[1]	4,100,000	27,441
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	27,396
KangwonLand Inc.[1]	875,000	18,651
Gestevisión Telecinco SA1	650,000	17,569
		3,311,850

HEALTH CARE — 2.83%
Merck & Co., Inc.	13,519,600	$605,002
Bristol-Myers Squibb Co.	19,950,000	574,360
Abbott Laboratories	9,048,700	479,581
Pfizer Inc	14,100,000	369,984
AstraZeneca PLC (ADR)	2,445,000	136,798
Sonic Healthcare Ltd.[1]	9,355,075	105,233
Fisher & Paykel Healthcare Corp. Ltd.[1,2]	33,211,000	96,905
Cochlear Ltd.[1]	2,103,116	92,077
		2,459,940

INFORMATION TECHNOLOGY — 0.95%
Microsoft Corp.	15,185,000	468,609
Delta Electronics, Inc.[1]	49,039,000	160,392
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,209,504	122,296
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	15,709,649	32,476
Rotork PLC[1]	2,400,000	39,241
		823,014

MISCELLANEOUS — 4.64%
Other common stocks in initial period of acquisition		4,028,663

Total common stocks (cost: $42,287,775,000)		59,444,970

Preferred stocks — 0.43%

FINANCIALS — 0.40%
Banco Santander Central Hispano, SA 6.50%[3,4]	2,600,000	65,569
Banco Santander Central Hispano, SA 6.80%[3,4]	1,886,000	48,282
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[5]	45,829,000	46,145
Freddie Mac 5.57%[3]	1,760,000	43,945
Fannie Mae, Series E, 5.10%	550,000	25,734
Fannie Mae, Series L, 5.125%	273,350	12,711
Bank of America Corp., Series E, 0% preferred depositary shares	1,000,000	25,562
Public Storage, Inc., Series F, 6.45% preferred	1,000,000	24,730
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[4,5]	20,000,000	20,294
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	14,520,000	13,881
BNP Paribas 5.186% noncumulative[4,5]	11,955,000	11,442
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[4,5]	523,000	531
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[2]	400,000	10,300
Société Générale 7.85%[4,5]	617,000	620
		349,746

INDUSTRIALS — 0.00%
General Electric Co. 4.50% PINES 2035	76,200	1,757

MISCELLANEOUS — 0.03%
Other preferred stocks in initial period of acquisition		19,925

Total preferred stocks (cost: $365,464,000)		371,428

Convertible securities — 0.49%	Shares or principal amount	Market value (000)

CONSUMER DISCRETIONARY — 0.20%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	4,383,600	$161,623
General Motors Corp., Series B, 5.25% convertible debentures 2032	$17,500,000	15,260
		176,883

FINANCIALS — 0.11%
Fannie Mae 5.375% convertible preferred	965	96,259

UTILITIES — 0.11%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	94,395

HEALTH CARE — 0.07%
Schering-Plough Corp. 6.00% convertible preferred 2007	1,000,000	58,900

Total convertible securities (cost: $381,142,000)		426,437

Bonds & notes — 17.93%	Principal amount (000)

MORTGAGE-BACKED OBLIGATIONS[6]— 6.18%
Fannie Mae 4.89% 2012	$25,000	24,438
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	20,000	20,105
Fannie Mae 4.00% 2015	58,549	55,706
Fannie Mae 11.00% 2015	609	680
Fannie Mae 7.00% 2016	99	101
Fannie Mae 11.00% 2016	241	270
Fannie Mae 5.00% 2017	208	204
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	15,847	16,018
Fannie Mae 5.00% 2018	34,502	33,815
Fannie Mae 5.00% 2018	2,199	2,155
Fannie Mae 11.00% 2018	621	702
Fannie Mae 5.50% 2019	28,549	28,504
Fannie Mae 5.00% 2020	64,106	62,829
Fannie Mae 11.00% 2020	229	250
Fannie Mae 6.00% 2021	10,895	11,020
Fannie Mae 6.00% 2021	8,596	8,695
Fannie Mae 10.50% 2022	450	495
Fannie Mae 6.00% 2024	43,329	43,616
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	411	425
Fannie Mae 7.50% 2029	90	94
Fannie Mae 7.00% 2030	320	331
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,825	3,955
Fannie Mae 7.00% 2031	285	295
Fannie Mae 7.50% 2031	292	303
Fannie Mae 7.50% 2031	57	59
Fannie Mae 7.00% 2032	445	460
Fannie Mae 3.74% 2033[5]	12,890	12,731
Fannie Mae 4.008% 2033[5]	2,567	2,537
Fannie Mae 4.191% 2033[5]	2,633	2,616
Fannie Mae 5.50% 2034	21,232	20,923
Fannie Mae 5.50% 2034	20,545	20,245
Fannie Mae 5.50% 2034	10,807	10,649
Fannie Mae 4.50% 2035[5]	10,151	9,992
Fannie Mae 5.00% 2035	12,992	12,483
Fannie Mae 5.00% 2035	5,596	5,376
Fannie Mae 5.50% 2035	49,960	49,232
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	14,869
Fannie Mae 5.50% 2035	14,313	14,096
Fannie Mae 6.50% 2035	26,002	26,564
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	14,933	10,606
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	11,110	8,249
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,770	2,085
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,260	1,655
Fannie Mae 5.50% 2036	15,902	15,650
Fannie Mae, Series 2006-65, Class PF, 5.60% 2036[5]	16,807	16,855
Fannie Mae, Series 2006-90, Class FE, 5.77% 2036[5]	20,738	20,928
Fannie Mae, Series 2006-96, Class FD, 5.82% 2036[5]	1,686	1,700
Fannie Mae 6.00% 2036	88,110	88,482
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	82,901	83,862
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	73,075	73,918
Fannie Mae 6.00% 2036	62,667	62,931
Fannie Mae 6.00% 2036	59,046	59,295
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	55,534	56,457
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	49,132	49,828
Fannie Mae 6.00% 2036	35,208	35,357
Fannie Mae 6.00% 2036	26,526	26,622
Fannie Mae 6.00% 2036	24,142	24,244
Fannie Mae 6.00% 2036	20,108	20,181
Fannie Mae 6.00% 2036	5,559	5,579
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	500	511
Freddie Mac 4.00% 2015	68,532	64,481
Freddie Mac 6.00% 2017	497	503
Freddie Mac 4.50% 2018	6,012	5,781
Freddie Mac 5.00% 2018	11,953	11,707
Freddie Mac 6.00% 2021	41,508	41,986
Freddie Mac 5.00% 2022	120,000	117,244
Freddie Mac, Series 1617, Class PM, 6.50% 2023	5,000	5,142
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	6,496	5,020
Freddie Mac 6.50% 2032	4,994	5,101
Freddie Mac 7.50% 2032	2,322	2,399
Freddie Mac 4.50% 2035	128,626	119,828
Freddie Mac 4.647% 2035[5]	25,504	25,083
Freddie Mac 4.788% 2035[5]	26,703	26,337
Freddie Mac, Series 3061, Class PN, 5.50% 2035	27,305	27,341
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	26,290	19,418
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	15,966	11,935
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	6,269	4,820
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,669
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	4,653
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,651	2,705
Freddie Mac 5.00% 2036	119,461	114,766
Freddie Mac 5.00% 2036	17,073	16,410
Freddie Mac 6.00% 2036	241,565	242,556
Freddie Mac, Series 3156, Class NG, 6.00% 2036	66,565	67,784
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	7,447	7,192
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	7,040	7,042
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	67,358	67,122
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	34,030	33,675
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	28,282	27,919
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	15,018	14,857
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	7,366	7,337
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	2,727	2,721
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	5,036	4,968
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.883% 2035[5]	36,596	36,629
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	34,074	33,977
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	22,828	22,948
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,393	2,385
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	14,846	14,738
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	85,154	84,464
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	22,460	22,401
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	21,351	21,298
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	15,850	15,260
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	2,186	2,193
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	995	999
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,279	1,292
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	3,257	3,314
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.607% 2034[5]	8,394	8,258
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.646% 2034[5]	7,932	7,840
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.691% 2034[5]	19,929	19,885
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	7,120	7,143
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,899
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	48,000	49,357
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[4]	1,435	1,529
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	76,856	53,538
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	4,851	4,738
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	10,000	9,952
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	44,320	44,142
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	52,357	50,650
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,580
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	8,604	8,432
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039	18,000	18,077
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	37,500	36,894
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,695
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.02% 2035[5]	12,086	12,089
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.961% 2036[5]	31,615	31,596
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.961% 2036[5]	71,422	71,377
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	70,971	70,882
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	27,993	27,222
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	12,588	12,238
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	37,172	36,137
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	52,763	52,276
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,452	1,425
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	144	144
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	14,024	13,805
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	11,934	11,909
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,915
Residential Accredit Loans, Inc., Series 2006-QS10, Class I-A, 6.00% 2035	16,432	16,432
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	5,777	5,778
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.859% 2035[4,5]	2,000	2,105
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	17,720	17,154
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,825
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	16,396	15,879
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	30,735	30,163
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,190
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.294% 2043[5]	7,200	7,123
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	35,931
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	29,822	28,430
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	8,981	8,647
Wells Fargo Mortgage-backed Securities Trust, Series 2003-6, Class I-A-1, 5.00% 2018	11,404	11,098
Wells Fargo Mortgage-backed Securities Trust, Series 2003-01, Class I-A-5, 5.25% 2018	18,424	18,071
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	25,808	25,356
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.109% 2035[5]	10,000	9,696
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	36,369	36,200
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.822% 2033[5]	8,582	8,503
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.05% 2034[5]	6,415	6,191
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.732% 2034[5]	4,614	4,549
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.12% 2034[5]	3,934	3,918
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	12,927	12,664
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.672% 2035[5]	62,754	62,319
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.822% 2035[5]	42,568	42,500
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.972% 2036[5]	45,816	45,907
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034[5]	19,139	18,649
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	6,290	6,268
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	23,623	23,654
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.055% 2036[5]	36,112	36,230
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.97% 2033[5]	4,722	4,642
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.373% 2034[5]	6,545	6,432
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[5]	9,454	9,301
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.12% 2034[5]	11,621	11,491
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	50,000	48,572
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	1,153	1,153
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	51,402	50,113
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,367
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.874% 2036[5]	72,804	72,302
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	4,644	4,651
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	21,912	22,190
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	1,045	1,041
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	9,117	8,849
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	28,622	28,187
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043	1,968	1,958
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.713% 2045	4,955	5,043
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-MS5, Class I-A-1, 5.00% 2018	18,272	17,763
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	2,413	2,345
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	9,804	9,761
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	4,578	4,475
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	4,101	4,059
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.337% 2033[5]	3,582	3,536
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.561% 2034[5]	4,741	4,658
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[5]	24,709	24,791
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	15,830
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	9,452	9,570
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	25,000	25,860
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	15,648	15,170
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	40,928	40,091
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.34% 2044[5]	6,000	5,980
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	20,000	19,984
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	32,500	32,342
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[4]	33,000	33,083
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	12,338	12,292
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	33,542	33,296
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	17,147	17,289
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	22,755	22,053
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.178% 2035[5]	38,424	37,860
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	26,000	25,367
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[4]	13,620	13,388
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	20,000	19,816
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	22,000	21,957
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[4]	17,320	17,380
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	16,500	16,416
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[4]	2,000	1,993
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	4,310	4,109
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	23,469	22,595
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[4,5]	1,761	1,766
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	14,336	13,247
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	7,033	6,902
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[5]	29,934	29,976
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	13,282	13,251
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,403	1,413
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	5,684	5,732
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,104
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,625
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-1, 5.50% 2018	17,340	17,092
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[5]	24,931	24,597
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.186% 2036[5]	41,109	41,511
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	10,000	9,774
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	15,000	14,598
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,714
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	20,144	19,634
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[5]	19,500	19,323
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	35,032	34,896
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	3,773	3,780
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	900	898
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,949	1,942
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	8,819	8,677
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	4,531	4,423
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	9,446	9,437
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	9,462	9,556
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4]	35,315	34,929
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,567
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	30,000	29,564
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037	25,000	24,772
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[4]	7,750	8,214
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[4]	13,900	14,962
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,174
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	2,740	2,667
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	19,115	18,403
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.967% 2035[5]	15,774	15,759
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	15,467
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	15,456	15,320
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	9,000	8,535
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	5,913
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	7,684	7,824
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,905	6,213
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	11,645	11,534
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[4]	10,000	10,689
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	10,017	10,026
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,908
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	9,973	9,661
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.939% 2035[5]	9,446	9,340
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	5,981	5,905
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 3.501% 2034[5]	1,704	1,709
Government National Mortgage Assn. 6.00% 2035	5,918	5,964
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[4]	5,507	5,616
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	2,489	2,504
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	2,207	2,212
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,715
Banc of America Mortgage Securities, Inc., Series 2003-7, Class A-3, 5.00% 2018	3,380	3,286
Residential Funding Mortgage Securities I, Inc., Series 2003-S20, Class II-A-1, 4.75% 2018	2,940	2,827
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.197% 2034[4,5]	2,000	2,114
		5,367,849

FINANCIALS — 3.26%
International Lease Finance Corp., Series P, 3.125% 2007	5,000	4,974
ASIF Global Financing XXIII 3.90% 2008[4]	13,605	13,297
International Lease Finance Corp. 4.35% 2008	28,500	27,996
International Lease Finance Corp. 4.50% 2008	5,000	4,941
AIG SunAmerica Global Financing VII 5.85% 2008[4]	5,000	5,032
International Lease Finance Corp. 6.375% 2009	15,000	15,293
American International Group, Inc. 4.70% 2010	5,000	4,903
International Lease Finance Corp. 5.00% 2010	6,560	6,488
International Lease Finance Corp., Series Q, 5.45% 2011	35,000	35,120
American General Finance Corp., Series J, 5.653% 2011[5]	3,000	3,014
International Lease Finance Corp. 5.00% 2012	10,000	9,761
International Lease Finance Corp., Series R, 5.40% 2012	4,000	3,989
American General Finance Corp., Series J, 5.75% 2016	2,000	2,020
ILFC E-Capital Trust I 5.90% 2065[4,5]	3,000	3,024
ILFC E-Capital Trust II 6.25% 2065[4,5]	17,000	17,336
American General Capital I 6.00% 2067[4,5]	2,500	2,491
USA Education, Inc. 5.625% 2007	40,000	40,018
SLM Corp., Series A, 3.625% 2008	10,000	9,807
SLM Corp., Series A, 2.51% 2009[5]	10,000	9,495
SLM Corp., Series A, 4.00% 2009	10,000	9,759
SLM Corp., Series A, 4.50% 2010	31,000	30,189
SLM Corp., Series A, 5.40% 2011	40,000	39,891
SLM Corp., Series A, 5.45% 2011	20,000	20,048
Washington Mutual Bank, FA 6.875% 2011	20,000	21,016
Washington Mutual Bank 5.795% 2013[5]	10,000	10,015
Washington Mutual, Inc. 5.95% 2013	10,000	10,193
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[4,5]	24,700	24,370
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	51,500	52,344
Residential Capital Corp. 6.675% 2008[5]	13,750	13,924
Residential Capital Corp. 6.375% 2010	28,990	29,254
Residential Capital Corp. 6.00% 2011	2,000	1,991
General Motors Acceptance Corp. 6.875% 2011	17,000	17,270
General Motors Acceptance Corp. 7.25% 2011	30,000	30,888
General Motors Acceptance Corp. 7.00% 2012	5,000	5,106
Residential Capital Corp. 6.50% 2013	5,000	5,053
Bank One, National Assn. 5.50% 2007	20,000	20,001
J.P. Morgan Chase & Co. 3.50% 2009	10,000	9,636
J.P. Morgan Chase & Co. 6.75% 2011	13,000	13,610
J.P. Morgan Chase & Co. 4.891% 2015	35,000	34,390
JPMorgan Chase Capital XX, Series T, 6.55% 2066	25,000	25,628
Bank of America Corp. 5.25% 2007	20,000	20,000
MBNA Corp. 5.625% 2007	26,000	26,031
BankBoston NA 7.00% 2007	7,500	7,553
Bank of America Corp. 3.875% 2008	4,400	4,336
MBNA America Bank, National Assn. 5.375% 2008	15,500	15,465
BankAmerica Corp. 5.875% 2009	7,500	7,594
Bank of America Corp. 4.25% 2010	18,000	17,377
BankAmerica Corp. 7.125% 2011	1,750	1,874
Bank of America Corp. 4.875% 2012	2,000	1,959
Household Finance Corp. 4.125% 2008	6,000	5,881
Household Finance Corp. 6.40% 2008	60,000	60,795
HSBC Bank USA 4.625% 2014[4]	17,500	16,596
HSBC Finance Corp. 5.00% 2015	4,535	4,390
EOP Operating LP 7.75% 2007	45,000	45,822
EOP Operating LP 6.75% 2008	9,195	9,336
Spieker Properties, LP 6.75% 2008	3,500	3,542
Spieker Properties, LP 7.125% 2009	2,000	2,090
EOP Operating LP 4.65% 2010	19,500	19,232
EOP Operating LP 7.00% 2011	4,000	4,275
EOP Operating LP 6.75% 2012	3,000	3,197
CIT Group Inc. 3.65% 2007	11,000	10,857
CIT Group Inc. 3.375% 2009	5,000	4,803
CIT Group Inc. 6.875% 2009	16,000	16,606
CIT Group Inc. 4.25% 2010	10,000	9,688
CIT Group Inc. 5.20% 2010	20,000	19,854
CIT Group Inc. 5.60% 2011	15,000	15,113
CIT Group Inc. 6.10% 2067[5]	10,000	9,992
American Express Credit Corp. 3.00% 2008	10,000	9,710
American Express Co. 4.75% 2009	15,000	14,848
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,929
American Express Co. 6.80% 2066[5]	44,000	46,998
Simon Property Group, LP 6.375% 2007	5,000	5,033
Simon Property Group, LP 5.375% 2008	2,000	1,998
Simon Property Group, LP 3.75% 2009	3,000	2,912
Simon Property Group, LP 4.875% 2010	5,000	4,927
Simon Property Group, LP 4.875% 2010	2,500	2,458
Simon Property Group, LP 5.375% 2011	2,000	1,995
Simon Property Group, LP 5.60% 2011	14,750	14,841
Simon Property Group, LP 5.00% 2012	20,000	19,594
Simon Property Group, LP 5.75% 2012	15,650	15,832
CNA Financial Corp. 6.60% 2008	4,000	4,073
CNA Financial Corp. 6.00% 2011	20,000	20,262
CNA Financial Corp. 5.85% 2014	40,000	39,976
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[4]	10,000	9,844
Monumental Global Funding II, Series 2004-E, 5.454% 2007[4,5]	2,000	2,001
Monumental Global Funding II, Series 2006-A, 5.42% 2009[4,5]	2,000	2,003
Monumental Global Funding III 5.25% 2014[4]	24,000	23,722
Monumental Global Funding III 5.56% 2014[4,5]	26,480	26,480
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	11,200	10,919
Sumitomo Mitsui Banking Corp. 6.078% (undated)[4,5]	53,200	52,898
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,524
Developers Diversified Realty Corp. 4.625% 2010	19,750	19,199
Developers Diversified Realty Corp. 5.00% 2010	22,500	22,139
Developers Diversified Realty Corp. 5.375% 2012	5,000	4,932
Liberty Mutual Group Inc. 5.75% 2014[4]	20,000	19,821
Liberty Mutual Group Inc. 6.50% 2035[4]	12,000	11,660
Liberty Mutual Group Inc. 7.50% 2036[4]	21,750	23,722
PNC Funding Corp. 4.20% 2008	10,000	9,806
PNC Funding Corp. 5.125% 2010	9,000	8,925
PNC Funding Corp., Series I, 6.517% (undated)[4,5]	34,500	35,444
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	38,500	37,047
Westfield Group 5.40% 2012[4]	5,000	4,986
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	10,000	9,673
XL Capital Ltd. 5.25% 2014	13,000	12,675
XL Capital Ltd. 6.375% 2024	1,500	1,545
Mangrove Bay Pass Through Trust 6.102% 2033[4,5]	33,020	32,068
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[4,5]	5,000	5,018
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	19,500	19,135
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,650
Plum Creek Timberlands, LP 5.875% 2015	48,500	47,649
PRICOA Global Funding I 5.47% 2007[4,5]	2,000	2,000
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[4]	6,000	5,828
Prudential Funding, LLC, Series B, 6.60% 2008[4]	12,412	12,541
Prudential Financial, Inc., Series D, 5.10% 2011	4,000	3,951
Prudential Financial, Inc., Series D, 5.50% 2016	3,000	2,982
Prudential Holdings, LLC, Series C, 8.695% 2023[4,6]	15,000	18,644
Lincoln National Corp. 5.25% 2007	6,145	6,136
Lincoln National Corp. 7.00% 2066[5]	37,075	39,277
iStar Financial, Inc., Series B, 4.875% 2009[2]	2,000	1,975
iStar Financial, Inc. 5.375% 2010[2]	25,675	25,440
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	9,807
iStar Financial, Inc. 5.80% 2011[2]	7,600	7,628
Wells Fargo & Co. 5.125% 2007	27,500	27,498
Wells Fargo & Co. 4.125% 2008	15,000	14,795
UniCredito Italiano SpA 5.584% 2017[4,5]	30,900	30,919
UniCredito Italiano Capital Trust II 9.20% (undated)[4]	10,000	11,197
ProLogis 5.25% 2010	32,000	31,755
ProLogis 5.50% 2012	5,000	4,973
ProLogis 5.50% 2013	5,300	5,267
Capital One Financial Corp. 7.125% 2008	5,750	5,881
Capital One Financial Corp. 5.70% 2011	15,000	15,157
Capital One Financial Corp. 6.25% 2013	5,000	5,197
Capital One Bank 6.50% 2013	13,477	14,142
Hartford Financial Services Group, Inc. 5.55% 2008	11,585	11,615
Hartford Financial Services Group, Inc. 5.25% 2011	6,250	6,225
Hartford Financial Services Group, Inc. 5.46% 2012[5]	5,000	5,004
Glen Meadow Pass Through Trust 6.505% 2067[4,6]	17,000	17,000
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	13,000	12,768
Wachovia Corp. 5.625% 2016	21,000	21,112
Ford Motor Credit Co. 7.20% 2007	5,000	5,000
Ford Motor Credit Co. 7.875% 2010	12,500	12,693
Ford Motor Credit Co. 7.375% 2011	15,000	14,828
Citigroup Inc. 4.125% 2010	11,000	10,670
Citigroup Inc. 4.625% 2010	10,000	9,804
Citigroup Inc. 5.125% 2014	10,000	9,838
Allstate Financial Global Funding LLC 5.25% 2007[4]	15,000	15,000
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	15,000	14,752
Hospitality Properties Trust 7.00% 2008	5,500	5,576
Hospitality Properties Trust 6.75% 2013	18,925	19,713
Hospitality Properties Trust 5.125% 2015	3,000	2,837
Hospitality Properties Trust 6.30% 2016	1,150	1,170
Nationwide Life Insurance Co. 5.35% 2007[4]	27,500	27,500
North Front Pass Through Trust 5.81% 2024[4,5]	1,165	1,141
Realogy Corp. 6.15% 2011[4]	27,000	27,464
HBOS PLC 5.375% (undated)[4,5]	27,605	27,186
ACE INA Holdings Inc. 5.875% 2014	7,500	7,614
ACE Capital Trust II 9.70% 2030	12,210	16,541
ACE INA Holdings Inc. 6.70% 2036	2,500	2,698
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[4]	20,000	19,631
Metropolitan Life Global Funding I 2.60% 2008[4]	5,000	4,784
MetLife, Inc. 5.00% 2015	2,500	2,412
Skandinaviska Enskilda Banken AB 5.471% (undated)[4,5]	27,507	26,738
ERP Operating LP 4.75% 2009	6,360	6,246
ERP Operating LP 6.95% 2011	11,200	11,813
ERP Operating LP 6.625% 2012	8,000	8,431
Resona Bank, Ltd. 5.85% (undated)[4,5]	25,000	24,344
Financial Security Assurance Holdings Ltd. 6.40% 2066[4,5]	24,000	24,125
Lazard Group LLC 7.125% 2015	21,500	22,466
Standard Chartered PLC 6.409% (undated)[4]	21,400	21,090
Genworth Financial, Inc. 4.75% 2009	13,795	13,635
Genworth Global Funding Trust, Series 2005-A, 5.52% 2010[5]	5,000	5,018
Genworth Financial, Inc. 6.15% 2066[5]	1,665	1,661
Santander Issuances, SA Unipersonal 5.725% 2016[4,5]	7,600	7,614
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	10,000	10,050
Abbey National PLC 6.70% (undated)[5]	2,412	2,444
ING Security Life Institutional Funding 2.70% 2007[4]	15,000	14,987
ING Security Life Institutional Funding 5.55% 2010[4,5]	4,000	4,010
Rouse Co. 3.625% 2009	5,000	4,782
Rouse Co. 7.20% 2012	9,446	9,795
Rouse Co. 5.375% 2013	4,000	3,753
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[4,5]	17,749	17,983
Goldman Sachs Group, Inc., Series B, 5.455% 2009[5]	5,000	5,006
Goldman Sachs Group, Inc. 5.625% 2017	12,000	11,868
Lehman Brothers Holdings Inc., Series I, 5.475% 2009[5]	12,000	12,011
Lehman Brothers Holdings Inc. 5.25% 2012	4,500	4,476
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5]	15,420	15,092
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[4,5]	15,000	15,037
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	14,639
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,884
Kimco Realty Corp. 6.00% 2012	4,062	4,161
Kimco Realty Corp., Series C, 5.783% 2016	5,450	5,488
ORIX Corp. 5.48% 2011	14,250	14,173
Brandywine Operating Partnership, LP 5.75% 2012	13,665	13,735
Principal Life Global Funding I 4.40% 2010[4]	10,000	9,648
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	4,000	3,982
Zions Bancorporation 6.00% 2015	11,585	11,725
Union Bank of California, NA 5.95% 2016	10,000	10,186
Royal Bank of Scotland Group PLC 5.00% 2014	5,500	5,310
National Westminster Bank PLC 7.75% (undated)[5]	4,768	4,825
Merrill Lynch & Co., Inc., Series C, 5.45% 2009[5]	7,500	7,506
Merrill Lynch & Co., Inc. 6.11% 2037	2,500	2,478
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,750
St. Paul Travelers Companies, Inc. 6.25% 2016	8,000	8,350
Boston Properties LP 6.25% 2013	6,500	6,743
Federal Realty Investment Trust 6.125% 2007	4,500	4,515
Federal Realty Investment Trust 8.75% 2009	1,000	1,084
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	5,000	4,931
New York Life Global Funding 4.625% 2010[4]	5,000	4,895
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	4,500	4,568
Den Danske Bank A/S 7.40% 2010[4,5]	3,950	3,979
Independence Community Bank 3.75% 2014[5]	4,000	3,850
Assurant, Inc. 5.625% 2014	3,000	2,977
Downey Financial Corp. 6.50% 2014	2,840	2,835
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[4]	2,000	2,001
		2,832,963

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 2.38%
U.S. Treasury 6.125% 2007	140,000	140,755
U.S. Treasury 6.00% 2009	200,000	205,234
U.S. Treasury 6.50% 2010	61,000	63,807
U.S. Treasury 2.375% 2011[7]	152,285	151,815
U.S. Treasury 10.375% 2012	35,000	36,406
U.S. Treasury 12.00% 2013	64,000	70,590
U.S. Treasury 11.75% 2014	95,000	111,804
U.S. Treasury 12.50% 2014	60,000	70,790
U.S. Treasury 13.25% 2014	60,000	70,809
U.S. Treasury 11.25% 2015	10,000	14,233
U.S. Treasury 9.25% 2016	50,000	66,000
U.S. Treasury Principal Strip 0% 2018	11,460	6,593
U.S. Treasury 6.50% 2026	34,250	40,565
U.S. Treasury 5.375% 2031	16,500	17,410
Freddie Mac 5.125% 2008	75,000	74,986
Freddie Mac 5.75% 2009	75,000	75,996
Freddie Mac 6.625% 2009	75,000	77,779
Freddie Mac 4.125% 2010	35,000	33,961
Freddie Mac 7.00% 2010	70,000	73,821
Freddie Mac 5.50% 2011	50,000	50,914
Freddie Mac 5.875% 2011	100,000	102,590
Fannie Mae 5.25% 2007	40,000	39,986
Fannie Mae 6.34% 2007	20,000	20,144
Fannie Mae 7.125% 2007	50,000	50,116
Fannie Mae 7.125% 2010	40,000	42,496
Fannie Mae 7.25% 2010	30,000	31,752
Fannie Mae 5.25% 2012	100,000	100,000
Federal Home Loan Bank 3.375% 2007	63,295	62,486
Federal Home Loan Bank 5.625% 2016	49,375	50,386
Federal Agricultural Mortgage Corp. 4.25% 2008	45,000	44,406
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	55,000	54,603
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	10,000	10,067
		2,063,300

ASSET-BACKED OBLIGATIONS[6]— 1.90%
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	15,000	14,440
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.47% 2037[5]	136,000	135,830
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[4]	690	681
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[4]	2,540	2,502
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[4]	8,625	8,504
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[4]	11,747	11,554
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[4]	14,492	14,273
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[4]	12,000	11,810
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[4]	12,500	12,330
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[4]	20,000	19,927
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	12,000	12,180
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	18,000	17,921
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[4]	11,170	11,112
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[4]	13,898	13,800
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	18,750	18,450
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	30,000	29,897
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	5,000	5,026
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	25,000	25,058
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	40,000	39,956
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	33,475	32,831
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	24,972
Citibank Credit Card Issuance Trust, Class 2004-A3, 5.43% 2011[5]	27,302	27,357
Citibank Credit Card Issuance Trust, Class 2004-A7, 5.46% 2013[5]	17,000	17,045
Citibank Credit Card Issuance Trust, Class 2001-A7, 5.509% 2013[5]	35,500	35,655
Bank of America Credit Card Trust, Series 2006-A10, Class A-10, 5.30% 2012[5]	67,200	67,189
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	19,895	19,640
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	11,509	11,418
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	12,625	12,572
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	16,300	16,208
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	10,067	9,900
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	28,800	28,619
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	19,963
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	15,535
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	27,500	26,245
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035	5,790	5,690
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036	5,000	4,944
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4]	50,000	49,601
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[4]	48,860	47,691
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 5.39% 2011[5]	17,000	16,987
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[5]	29,000	28,982
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 5.54% 2036[5]	23,749	23,810
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 5.56% 2036[5]	17,545	17,612
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	18,000	17,553
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	23,652
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	25,150	24,880
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	15,000	14,839
Drivetime Auto Owner Trust, Series 2004-B, Class A-3, MBIA insured, 3.475% 2009[4]	6,902	6,864
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	16,900	16,802
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[4]	12,600	12,592
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	10,566	10,527
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011	4,544	4,459
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	20,166
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 7.365% 2007[4,5]	35,000	35,072
Discover Card Master Trust I, Series 2004-1, Class A, 5.35% 2010[5]	32,800	32,810
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[4]	31,488	31,267
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[4]	5,342	5,294
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	25,000	24,976
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	8,500	8,337
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	22,000	21,648
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	15,000	14,573
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	15,000	14,812
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[4]	1,429	1,405
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[4]	12,931	12,778
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[4]	11,060	10,993
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	24,902
J.P. Morgan Mortgage Acquisition Corp., Series 2006-CH2, Class A-F-1-B, 5.859% 2036	21,358	21,340
Home Equity Asset Trust, Series 2004-7, Class M-2, 5.98% 2035[5]	20,000	20,205
Providian Master Note Trust, Series 2005-A1A, Class A, 5.38% 2012[4,5]	20,000	20,016
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	3,312	3,327
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	16,190	16,559
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,545	16,307
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	15,940
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[5]	15,438	15,488
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 6.32% 2013[5]	15,000	15,123
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2035[4]	15,000	14,847
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[4]	15,000	14,819
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	12,939	12,773
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034	12,855	12,768
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,426
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	11,955
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	7,296	7,582
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	3,314
PSE&G Transition Funding II LLC, Series 2005-1, Class A-3, 4.49% 2015	10,250	9,798
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[5]	8,653	8,465
Residential Asset Securities Corp. Trust, Series 2004-KS10, Class A-I-2, 5.64% 2034[5]	2,825	2,825
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[5]	3,856	3,857
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.72% 2034[5]	3,648	3,653
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.92% 2034[5]	2,567	2,573
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.62% 2019[4,5]	6,054	6,054
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	5,589
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.92% 2013[5]	5,000	5,083
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	4,035	4,043
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	3,690	3,668
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	2,066	2,007
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.434% 2031[5]	1,201	1,198
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	446	442
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 5.74% 2033[5]	130	131
		1,651,093

CONSUMER DISCRETIONARY — 0.79%
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,596
Comcast Corp. 5.45% 2010	9,500	9,543
Tele-Communications, Inc. 7.875% 2013	10,000	11,114
Comcast Corp. 5.85% 2015	36,000	36,170
Viacom Inc. 5.75% 2011	13,500	13,527
Viacom Inc. 6.25% 2016	39,705	39,620
AOL Time Warner Inc. 6.15% 2007	5,000	5,007
Time Warner Inc. 8.18% 2007	10,000	10,139
Time Warner Inc. 5.50% 2011	8,000	7,989
Time Warner Companies, Inc. 9.125% 2013	10,000	11,630
Time Warner Inc. 5.875% 2016	14,900	14,894
Time Warner Inc. 6.50% 2036	1,625	1,623
J.C. Penney Co., Inc. 7.375% 2008	1,300	1,328
J.C. Penney Co., Inc. 8.00% 2010	27,750	29,605
J.C. Penney Co., Inc. 9.00% 2012	12,480	14,231
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,318
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	35,233
Federated Department Stores, Inc. 6.625% 2008	26,500	26,874
Federated Retail Holdings, Inc. 5.90% 2016	12,020	11,997
Pulte Homes, Inc. 4.875% 2009	15,000	14,790
Pulte Homes, Inc. 7.875% 2011	14,000	15,137
Pulte Homes, Inc. 8.125% 2011	7,500	8,110
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,348
DaimlerChrysler North America Holding Corp. 4.75% 2008	6,520	6,466
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,112
DaimlerChrysler North America Holding Corp. 8.00% 2010	17,500	18,718
Harrah’s Operating Co., Inc. 7.125% 2007	6,000	6,021
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	4,255
Harrah’s Operating Co., Inc. 5.625% 2015	12,800	11,128
Harrah’s Operating Co., Inc. 6.50% 2016	14,500	13,225
Centex Corp. 4.55% 2010	2,000	1,925
Centex Corp. 7.875% 2011	2,000	2,154
Centex Corp. 5.25% 2015	12,000	11,373
Centex Corp. 6.50% 2016	10,000	10,232
Viacom Inc. 5.625% 2007	25,000	25,010
Ryland Group, Inc. 5.375% 2012	12,000	11,536
Ryland Group, Inc. 5.375% 2015	12,000	11,208
Carnival Corp. 3.75% 2007	6,000	5,924
Carnival Corp. 6.15% 2008	15,725	15,827
Target Corp. 7.50% 2010	20,000	21,402
Gap, Inc. 9.55% 2008[5]	19,460	20,683
D.R. Horton, Inc. 6.00% 2011	16,500	16,592
D.R. Horton, Inc. 6.50% 2016	3,000	3,032
Hyatt Equities, LLC 6.875% 2007[4]	17,040	17,096
MDC Holdings, Inc. 7.00% 2012	2,000	2,067
MDC Holdings, Inc. 5.375% 2014	15,000	14,021
Thomson Corp. 6.20% 2012	14,000	14,390
News America Holdings Inc. 9.25% 2013	5,200	6,067
News America Inc. 5.30% 2014	5,000	4,920
News America Holdings Inc. 8.00% 2016	2,000	2,297
Lowe’s Companies, Inc., Series B, 6.70% 2007	5,455	5,489
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,937
Walt Disney Co., Series B, 5.375% 2007	5,000	5,003
Walt Disney Co. 5.625% 2016	6,000	6,057
Toll Brothers, Inc. 6.875% 2012	4,000	4,108
Toll Brothers, Inc. 5.15% 2015	5,000	4,616
NVR, Inc. 5.00% 2010	8,000	7,784
Hilton Hotels Corp. 7.625% 2008	4,000	4,092
Kohl’s Corp. 6.30% 2011	1,200	1,236
Kohl’s Corp. 7.375% 2011	1,555	1,673
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	1,500	1,506
Delphi Automotive Systems Corp. 6.50% 2009[8]	1,200	1,332
		681,337

TELECOMMUNICATION SERVICES — 0.70%
AT&T Wireless Services, Inc. 7.50% 2007	33,575	33,722
SBC Communications Inc. 4.125% 2009	10,000	9,709
SBC Communications Inc. 6.25% 2011	35,000	36,090
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,427
SBC Communications Inc. 5.625% 2016	14,250	14,224
AT&T Inc. 6.80% 2036	15,000	15,995
US Unwired Inc., Series B, 10.00% 2012	33,305	36,413
Nextel Communications, Inc., Series E, 6.875% 2013	44,016	44,675
Nextel Communications, Inc., Series D, 7.375% 2015	67,624	69,370
Telecom Italia Capital SA 4.00% 2010	9,800	9,382
Telecom Italia Capital SA, Series B, 5.25% 2013	59,500	56,660
Telecom Italia Capital SA 4.95% 2014	19,900	18,356
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,337
Telefónica Emisiones, SAU 7.045% 2036	14,500	15,649
PCCW-HKT Capital Ltd. 8.00% 2011[4,5]	22,450	24,651
PCCW-HKT Capital Ltd. 8.00% 2011	1,800	1,977
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	9,900	9,348
Verizon Global Funding Corp. 7.375% 2012	27,000	29,450
Singapore Telecommunications Ltd. 6.375% 2011[4]	17,925	18,681
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,240
British Telecommunications PLC 8.375% 2010[5]	4,200	4,683
British Telecommunications PLC 9.125% 2030[5]	11,400	15,668
Koninklijke KPN NV 8.00% 2010	7,750	8,332
Koninklijke KPN NV 8.375% 2030	4,600	5,192
Deutsche Telekom International Finance BV 8.00% 2010[5]	5,100	5,497
Deutsche Telekom International Finance BV 8.25% 2030[5]	6,000	7,352
		605,080

UTILITIES — 0.54%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	6,000	6,000
Dominion Resources, Inc., Series B, 4.125% 2008	10,000	9,863
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	18,561	18,424
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	35,000	37,905
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[5]	4,250	4,296
American Electric Power Co., Inc. 4.709% 2007[5]	12,500	12,444
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,658
Ohio Power Co., Series J, 5.30% 2010	18,000	17,915
Appalachian Power Co., Series M, 5.55% 2011	10,000	9,994
Appalachian Power Co., Series I, 4.95% 2015	15,000	14,278
Indiana Michigan Power Co. 5.65% 2015	11,000	10,820
Commonwealth Edison Co., First Mortgage Bonds, Series 99, 3.70% 2008	2,750	2,700
Exelon Corp. 4.45% 2010	15,000	14,525
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	14,000	13,885
Exelon Corp. 6.75% 2011	2,000	2,088
Exelon Generation Co., LLC 6.95% 2011	21,600	22,736
Exelon Corp. 4.90% 2015	5,000	4,708
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	5,058
Scottish Power PLC 4.91% 2010	30,000	29,466
Scottish Power PLC 5.375% 2015	25,000	24,558
Ameren Corp. 4.263% 2007	2,500	2,490
Cilcorp Inc. 8.70% 2009	17,025	18,264
AmerenEnergy Generating Co., Series D, 8.35% 2010	5,000	5,406
Union Electric Co. 4.65% 2013	4,250	3,983
Cilcorp Inc. 9.375% 2029	5,000	5,656
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,195
Constellation Energy Group, Inc. 7.00% 2012	15,000	16,036
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,631
National Grid PLC 6.30% 2016	28,225	29,246
PSEG Power LLC 3.75% 2009	10,000	9,657
PSEG Power LLC 7.75% 2011	15,000	16,251
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	19,909
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,258
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	10,000	9,823
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	5,000	4,834
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,854
Alabama Power Co., Series X, 3.125% 2008	1,800	1,752
Alabama Power Co., Series R, 4.70% 2010	1,750	1,708
Alabama Power Co., Series Q, 5.50% 2017	4,000	3,994
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,309
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	4,853
Oncor Electric Delivery Co. 6.375% 2012	3,725	3,837
NiSource Finance Corp. 6.15% 2013	3,000	3,053
MidAmerican Energy Co. 5.125% 2013	1,500	1,472
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	957
		465,749

HEALTH CARE — 0.51%
Cardinal Health, Inc. 6.25% 2008	13,155	13,273
Cardinal Health, Inc. 5.63% 2009[4,5]	12,500	12,518
Cardinal Health, Inc. 6.75% 2011	100,250	104,665
Cardinal Health, Inc. 5.85% 2017	10,000	9,900
Humana Inc. 6.45% 2016	40,875	41,920
Humana Inc. 6.30% 2018	16,335	16,341
Hospira, Inc. 4.95% 2009	48,950	48,098
Hospira, Inc. 5.90% 2014	5,860	5,665
Wyeth 4.375% 2008[5]	48,531	47,975
UnitedHealth Group Inc. 3.30% 2008	7,500	7,339
UnitedHealth Group Inc. 4.125% 2009	25,165	24,388
UnitedHealth Group Inc. 5.25% 2011	1,585	1,579
UnitedHealth Group Inc. 5.375% 2016	5,250	5,175
WellPoint, Inc. 5.00% 2011	37,000	36,524
Boston Scientific Corp. 6.00% 2011	21,360	21,623
Boston Scientific Corp. 6.40% 2016	10,325	10,509
Aetna Inc. 5.75% 2011	12,500	12,670
Schering-Plough Corp. 5.55% 2013[5]	10,000	9,933
Amgen Inc. 4.00% 2009	10,000	9,683
Universal Health Services, Inc. 7.125% 2016	6,820	7,104
		446,882

INDUSTRIALS — 0.50%
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	11,664	12,109
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	5,251	5,517
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	10,336	10,756
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	14,914	16,302
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	16,075	17,954
General Electric Capital Corp., Series A, 5.00% 2007	47,500	47,448
General Electric Capital Corp. 4.25% 2008	10,000	9,909
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	11,930	12,683
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	35,450	38,574
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,6]	45,364	46,722
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	41,770	42,318
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	3,586	3,633
Waste Management, Inc. 6.50% 2008	6,180	6,281
Waste Management, Inc. 7.375% 2010	20,000	21,198
Waste Management, Inc. 5.00% 2014	890	851
Caterpillar Financial Services Corp., Series F, 5.43% 2008[5]	3,500	3,508
Caterpillar Inc. 4.50% 2009	17,785	17,460
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,175
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	2,973
Caterpillar Inc. 6.05% 2036	150	153
Raytheon Co. 6.55% 2010	2,000	2,069
Raytheon Co. 4.85% 2011	16,000	15,677
Raytheon Co. 6.40% 2018	1,580	1,686
Raytheon Co. 6.75% 2018	2,420	2,642
Raytheon Co. 7.00% 2028	4,000	4,545
Tyco International Group SA 6.125% 2008	13,000	13,150
Tyco International Group SA 6.125% 2009	7,000	7,097
Tyco International Group SA 7.00% 2028	745	879
Tyco International Group SA 6.875% 2029	1,425	1,652
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,487
Hutchison Whampoa International Ltd. 6.50% 2013[4]	11,800	12,301
Bombardier Inc. 6.30% 2014[4]	11,500	10,939
John Deere Capital Corp. 3.90% 2008	3,000	2,959
John Deere Capital Corp. 4.875% 2009	6,000	5,943
American Standard Inc. 7.625% 2010	7,000	7,360
Lockheed Martin Corp. 6.15% 2036	7,000	7,329
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	1,648	1,657
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	4,380	4,443
		436,339

ENERGY — 0.47%
Devon Financing Corp., ULC 6.875% 2011	75,500	79,625
Apache Corp. 6.25% 2012	55,000	57,010
Enterprise Products Operating LP 4.95% 2010	18,000	17,706
Enterprise Products Operating LP 7.50% 2011	5,000	5,327
Enterprise Products Partners LP 5.60% 2014	15,100	14,881
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,792
Enterprise Products Operating LP 6.875% 2033	10,000	10,526
Williams Companies, Inc. 7.125% 2011	10,000	10,425
Williams Companies, Inc. 8.125% 2012	16,300	17,624
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,060
Kinder Morgan Energy Partners LP 5.00% 2013	11,190	10,717
Kinder Morgan Energy Partners LP 5.125% 2014	26,210	25,105
Pemex Finance Ltd. 8.875% 2010[6]	12,427	13,286
Pemex Project Funding Master Trust 5.75% 2015	21,000	20,501
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,6]	5,081	4,964
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	801	782
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,6]	27,650	26,234
Energy Transfer Partners, LP 5.65% 2012	10,545	10,533
Energy Transfer Partners, LP 5.95% 2015	16,795	16,885
Sunoco, Inc. 6.75% 2011	7,500	7,774
Sunoco, Inc. 4.875% 2014	9,250	8,618
XTO Energy Inc. 5.65% 2016	15,000	14,762
Kinder Morgan Energy Partners LP 6.00% 2017	10,720	10,772
Duke Capital Corp. 7.50% 2009	10,000	10,472
		405,381

MATERIALS — 0.27%
Norske Skogindustrier ASA 7.625% 2011[4]	55,130	58,168
UPM-Kymmene Corp. 5.625% 2014[4]	41,490	40,478
Stora Enso Oyj 6.404% 2016[4]	36,000	36,811
Dow Chemical Co. 5.00% 2007	10,500	10,456
Dow Chemical Co. 5.75% 2008	10,500	10,561
Dow Chemical Co. 6.00% 2012	4,000	4,099
Lafarge 6.15% 2011	20,000	20,472
Packaging Corp. of America 4.375% 2008	14,000	13,742
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	12,755	12,637
Arbermarle Corp. 5.10% 2015	7,000	6,607
Praxair, Inc. 2.75% 2008	6,350	6,136
International Paper Co. 5.85% 2012	5,247	5,307
ICI Wilmington, Inc. 4.375% 2008	4,000	3,921
ICI Wilmington, Inc. 5.625% 2013	500	496
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	3,873
Alcan Inc. 6.45% 2011	1,000	1,036
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	339
		235,139

INFORMATION TECHNOLOGY — 0.15%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	54,980	55,051
Western Union Co. 5.523% 2008[4,5]	20,000	20,017
Jabil Circuit, Inc. 5.875% 2010	16,585	16,458
Motorola, Inc. 4.608% 2007	12,500	12,417
Motorola, Inc. 7.625% 2010	1,590	1,700
Cisco Systems, Inc. 5.25% 2011	14,000	14,002
Sabre Holdings Corp. 6.35% 2016	13,250	12,097
		131,742

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.13%
Russian Federation 5.00%/7.50% 2030[6,9]	62,600	69,643
United Mexican States Government Global 5.625% 2017	35,000	34,632
Corporación Andina de Fomento 6.875% 2012	10,000	10,515
		114,790

CONSUMER STAPLES — 0.10%
Wal-Mart Stores, Inc. 6.875% 2009	13,650	14,181
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[6]	18,000	20,851
Tyson Foods, Inc. 6.85% 2016[5]	20,000	20,404
CVS Corp. 6.036% 2028[4,6]	20,466	20,189
Kellogg Co. 6.60% 2011	5,250	5,480
Kellogg Co. 7.45% 2031	500	590
Cadbury Schweppes US Finance LLC 5.125% 2013[4]	5,500	5,300
Nabisco, Inc. 7.05% 2007	1,000	1,008
		88,003

MUNICIPALS — 0.05%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	15,580	17,386
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,875	14,846
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	9,786	9,715
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	5,211	5,201
		47,148

Total bonds & notes (cost: $15,637,210,000)		15,572,795

Short-term securities — 12.94%

Freddie Mac 5.08%-5.155% due 2/9-5/25/2007	1,414,867	1,404,705
Federal Home Loan Bank 5.125%-5.18% due 2/2-5/2/2007	1,131,952	1,124,639
U.S. Treasury Bills 4.925%-5.005% due 2/8-5/3/2007	997,200	990,752
General Electric Capital Services, Inc. 5.22%-5.23% due 3/12-5/2/2007	224,400	222,615
Edison Asset Securitization LLC 5.22%-5.24% due 3/12-4/3/2007[4]	128,500	127,432
General Electric Capital Corp. 5.23% due 4/17-4/18/2007	100,000	98,903
General Electric Co. 5.24% due 3/27/2007	50,000	49,599
Variable Funding Capital Corp. 5.23%-5.25% due 2/1-3/19/2007[4]	480,900	478,773
CAFCO, LLC 5.23%-5.28% due 2/1-4/9/2007[4]	365,700	364,324
Ciesco LLC 5.23% due 2/8-4/24/2007[4]	93,000	92,352
Park Avenue Receivables Co., LLC 5.22%-5.24% due 2/2-4/23/2007[4]	305,000	302,742
Jupiter Securitization Co., LLC 5.22%-5.24% due 3/2-4/10/2007[4]	90,000	89,385
J.P. Morgan Chase & Co. 5.21% due 4/12/2007	50,000	49,489
Bank of America Corp. 5.23%-5.26% due 2/23-4/13/2007	350,000	348,125
Ranger Funding Co. LLC 5.25%-5.27% due 3/1-3/19/2007[4]	80,350	79,903
Fannie Mae 5.09%-5.14% due 3/21-5/9/2007	424,372	419,804
Clipper Receivables Co., LLC 5.23%-5.26% due 2/13-4/2/2007[4]	345,000	343,453
Clipper Receivables Co., LLC 5.23% due 4/4/2007[4,10]	42,000	41,618
Procter & Gamble International Funding S.C.A. 5.22%-5.26% due 2/2-3/14/2007[4]	385,550	384,855
CIT Group, Inc. 5.23%-5.25% due 2/5-4/11/2007[4]	308,000	306,798
CIT Group, Inc. 5.19% due 3/16/2007[4,10]	50,000	49,698
AIG Funding, Inc. 5.19%-5.21% due 2/7-4/5/2007	198,100	196,840
International Lease Finance Corp. 5.20%-5.21% due 3/22-4/20/2007	147,850	146,666
International Bank for Reconstruction and Development 5.14% due 2/16-3/26/2007	298,700	297,347
HSBC Finance Corp. 5.20%-5.23% due 2/23-4/24/2007	297,500	295,652
Tennessee Valley Authority 5.12%-5.14% due 2/8-2/15/2007	216,100	215,737
Tennessee Valley Authority 5.11% due 3/15/2007[10]	65,700	65,278
Abbott Laboratories 5.18%-5.22% due 2/14-3/21/2007[4]	253,500	252,415
Coca-Cola Co. 5.18%-5.20% due 2/16-2/26/2007[4]	120,000	119,693
Atlantic Industries 5.18%-5.20% due 3/5-4/30/2007[4]	98,382	97,548
Johnson & Johnson 5.18% due 3/14-4/17/2007[4]	214,200	212,453
Union Bank of California, N.A. 5.29% due 3/29-4/30/2007	159,200	159,185
UnionBanCal Commercial Funding Corp. 5.22% due 3/13/2007	48,700	48,410
Federal Farm Credit Banks 5.09%-5.15% due 2/26-5/14/2007	177,000	175,194
Hewlett-Packard Co. 5.26%-5.30% due 2/6-2/9/2007[4]	174,100	173,907
IBM Corp. 5.175%-5.21% due 2/28-3/27/2007[4]	96,500	95,970
IBM Capital Inc. 5.19%-5.22% due 2/26-3/7/2007[4]	69,800	69,500
FCAR Owner Trust I 5.25%-5.27% due 2/9-4/9/2007	161,000	160,010
Wal-Mart Stores Inc. 5.17%-5.18% due 4/3-5/8/2007[4]	151,400	149,645
Pfizer Investment Capital PLC 5.20%-5.22% due 2/9-2/21/2007[4]	125,800	125,515
Three Pillars Funding, LLC 5.26%-5.28% due 2/1-3/19/2007[4]	125,200	124,901
Eli Lilly and Co. 5.19% due 3/12-3/28/2007[4]	75,000	74,452
Eli Lilly and Co. 5.19% due 3/29/2007[4,10]	30,000	29,754
Private Export Funding Corp. 5.18%-5.19% due 2/1-2/7/2007[4]	77,000	76,947
AT&T Inc. 5.24% due 3/22-4/10/2007[4]	75,000	74,403
Kimberly-Clark Worldwide Inc. 5.20% due 2/5-2/26/2007[4]	70,000	69,812
American Express Credit Corp. 5.21% due 4/19-4/23/2007	70,000	69,189
NetJets Inc. 5.19% due 2/28-3/16/2007[4]	55,000	54,719
Harley-Davidson Funding Corp. 5.20%-5.22% due 2/8-2/28/2007[4]	32,000	31,896
Hershey Co. 5.19% due 2/2/2007[4]	25,000	24,993
Illinois Tool Works Inc. 5.21% due 2/5/2007	25,000	24,982
Becton, Dickinson and Co. 5.20% due 2/9/2007	25,000	24,969
USAA Capital Corp. 5.21% due 2/15/2007	25,000	24,948
Anheuser-Busch Cos. Inc. 5.18% due 3/12/2007[4]	25,000	24,856
Harvard University 5.18% due 3/14/2007	25,000	24,850
Medtronic Inc. 5.18% due 4/18/2007[4]	25,000	24,724
McCormick & Co., Inc. 5.23% due 2/20/2007[4]	20,000	19,942
Caterpillar Financial Services Corp. 5.20% due 3/5/2007	4,700	4,678

Total short-term securities (cost: $11,232,240,000)		11,231,944

Total investment securities (cost: $69,903,831,000)		87,047,574
Other assets less liabilities		(212,785)

Net assets		$86,834,789

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $33,693,203,000.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Security did not produce income during the last 12 months.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,967,240,000, which represented 8.02% of the net assets of the fund.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Index-linked bond whose principal amount moves with a government retail price index.
8Scheduled interest and/or principal payment was not received.
9Step bond; coupon rate will increase at a later date.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended January 31, 2007, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 1/31/07 (000)

UST Inc.	8,178,000	—	—	8,178,000	$4,661	$469,744
iStar Financial, Inc.	7,065,500	1,045,000	—	8,110,500	6,245	406,742
iStar Financial, Inc. 5.375% 2010	$25,675,000	$—	$—	$25,675,000	348	25,440
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable preferred	400,000	—	—	400,000	195	10,300
iStar Financial, Inc.,
Series B, 5.125% 2011	$10,000,000	$—	$—	$10,000,000	125	9,807
iStar Financial, Inc. 5.80% 2011	$7,600,000	$—	$—	$7,600,000	111	7,628
iStar Financial, Inc.,
Series B, 4.875% 2009	$2,000,000	$—	$—	$2,000,000	25	1,975
Macquarie Infrastructure Group	139,581,612	1,461,993	—	141,043,605	10,202	400,985
Macquarie Airports	107,363,105	—	—	107,363,105	8,602	296,771
SBM Offshore NV	8,335,188	—	—	8,335,188	—	293,244
CapitaMall Trust Management Ltd., units	100,628,470	—	—	100,628,470	1,971	212,288
Macquarie Communications
Infrastructure Group	25,667,933	—	—	25,667,933	4,022	121,505
SP AusNet	107,253,698	—	—	107,253,698	4,717	116,970
Suntec Real Estate Investment Trust	92,244,000	—	—	92,244,000	1,406	111,017
Ascendas Real Estate Investment Trust	72,142,600	—	5,429,000	66,713,600	1,354	107,719
Fisher & Paykel Healthcare Corp. Ltd.	33,211,000	—	—	33,211,000	1,203	96,905
Taiwan Fertilizer Co., Ltd.	63,700,000	—	12,250,000	51,450,000	—	92,175
PaperlinX Ltd.	22,547,000	—	—	22,547,000	—	62,187
Macquarie International
Infrastructure Fund Ltd.	83,170,000	—	—	83,170,000	—	55,754
Fortune Real Estate Investment Trust	52,262,500	146,000	—	52,408,500	—	39,735
Fong’s Industries Co. Ltd.	36,590,000	—	—	36,590,000	—	25,356
Allco Commercial REIT	32,100,000	—	—	32,100,000	—	23,203
TICON Industrial Connection PCL	—	40,873,200	—	40,873,200	—	19,951
TICON Industrial Connection PCL,
nonvoting depositary receipt	—	1,077,800	—	1,077,800	—	526
Prosperity REIT	81,325,000	—	—	81,325,000	—	17,914
CapitaCommercial Trust Management Ltd.*	77,882,700	—	12,394,600	65,488,100	—	—
GS Engineering & Construction Corp.*	2,550,000	—	550,000	2,000,000	3,515	—
Sydney Roads Group*	60,682,071	—	60,682,071	—	1,505	—
					$50,207	$3,025,841
*Unaffiliated issuer at 1/31/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$17,109,144
Gross unrealized depreciation on investment securities	(382,515)
Net unrealized appreciation on investment securities	16,726,629
Cost of investment securities for federal income tax purposes	70,320,945

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-912-0307-S6908

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 30, 2007

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and Principal Financial Officer

Date: March 30, 2007